Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Details) $ / shares in Units, $ in Millions			1 Months Ended		3 Months Ended						12 Months Ended
	Sep. 27, 2014 USD ($)	Sep. 27, 2014 USD ($)	Sep. 28, 2013 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2016 USD ($) item MW	Jul. 02, 2016 USD ($)	Apr. 02, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 04, 2015 USD ($) MW	Oct. 01, 2011 USD ($)	Dec. 31, 2016 USD ($) project item MW	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Oct. 28, 2016	Oct. 27, 2016 USD ($)	Jan. 30, 2016	May 30, 2015 USD ($)	May 31, 2013
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Pay-in-kind interest and accretion on notes receivable from affiliates											$ 3	$ 17	$ 16
Investments in and advances to affiliates					$ 773			$ 671			773	671
Notes receivable from affiliates					26			200			26	200
Income tax expense											70	69	168
Proceeds from the sale of controlling interest in a subsidiary													74
Gain on sale of controlling interest in subsidiary													66
Income from affiliates											81	70	37
Foreign currency translation adjustment											(26)	(34)	(39)
Receivables due from affiliates					$ 110			86			$ 110	86
Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%	50.00%			50.00%						50.00%
Investments in and advances to affiliates					$ 175			115			$ 175	115
Income from affiliates											11	11	4
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales											319	295	71
Net income											22	22	7
Total assets					364			247			364	247	175
Total liabilities					14			17			14	17	15
Total equity					350			230			350	230	160
Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates					207			218			207	218
Income from affiliates											(10)	(50)	(24)
Excess of carrying value of investment in affiliates over entity's share of affiliates' book value					22						22
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales											2,871	2,321	2,223
Net income											(6)	(52)	(20)
Total assets					1,201			1,265			1,201	1,265	1,132
Total liabilities					734			809			734	809	732
Total equity					467			456			467	456	400
Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates					33			19			33	19
Income from affiliates											1	2
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales											47	38
Net income											7	11
Total assets					277			148			277	148	119
Total liabilities					109			30			109	30	36
Total equity					168			118			$ 168	118	83
Time lag for reporting financial information											3 months
Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates					4			3			$ 4	3
Income from affiliates											2	1	1
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales											10	9	9
Net income											3	2	2
Total assets					10			9			10	9	8
Total liabilities					2			2			2	2	2
Total equity					8			7			8	7	6
Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates					324			282			324	282
Income from affiliates											73	103	54
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales											1,813	1,902	1,833
Net income											139	195	104
Total assets					1,154			1,087			1,154	1,087	1,021
Total liabilities					529			541			529	541	547
Total equity					625			546			625	546	474
Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates					30			34			30	34
Income from affiliates											4	3	2
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales											146	141	50
Net income											14	12	9
Total assets					261			327			261	327	328
Total liabilities					175			219			175	219	230
Total equity					$ 86			108			$ 86	108	98
Minimum
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Time lag for reporting financial information											1 month
Maximum
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Time lag for reporting financial information											3 months
Triumph | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership interest sold	50.00%	50.00%
Triumph | Pork | Divestiture of a 50% interest in Daily's
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Gain on sale of controlling interest in subsidiary, net of tax													40
Haiti | Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					36.00%						36.00%
Number of businesses | project											2
Investments in and advances to affiliates							$ 7
Notes receivable from affiliates							8
Dominican Republic | Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Number of businesses | item											2
Businesses conducting flour, maize and feed milling and poultry production and processing | Botswana | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					49.00%						49.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Democratic Republic of Congo | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%						50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Gambia | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%						50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Kenya | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					35.00%						35.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Kenya | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					49.00%						49.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Lesotho | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%						50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Nigeria | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					16.20%						16.20%
Businesses conducting flour, maize and feed milling and poultry production and processing | Nigeria | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					48.33%						48.33%
Businesses conducting flour, maize and feed milling and poultry production and processing | South Africa | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					30.00%						30.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | South Africa | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%						50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Turkey | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					25.00%						25.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Zambia | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%						50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Colombia | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					40.00%						40.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Colombia | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					42.00%						42.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Ecuador | Minimum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					25.00%						25.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Ecuador | Maximum | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%						50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Guyana | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%						50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Haiti | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					33.33%						33.33%
Businesses conducting flour, maize and feed milling and poultry production and processing | Australia | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					25.00%						25.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Peru | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%						50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Uruguay | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					45.00%						45.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Jamaica | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%						50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Canada | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					45.00%						45.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | United States | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					34.36%						34.36%
Bakery business | Commodity Trading and Milling | Notes receivable
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Reserve on receivables from affiliates					$ 5	$ 11
Bakery business | Democratic Republic of Congo | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%						50.00%
Investments in and advances to affiliates													0
Notes receivable from affiliates					$ 19			35			$ 19	35
Income tax expense											$ 0
Percentage of note receivable guaranteed by the other shareholder					50.00%						50.00%
Tax benefit on impairment of equity investments													0
Bakery business | Democratic Republic of Congo | Commodity Trading and Milling | Notes receivable
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Reserve on receivables from affiliates											$ 16		11
Cargo terminal business | Jamaica | Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					21.00%						21.00%
Investments in and advances to affiliates	$ 17	$ 17
Sugar related businesses | Argentina | Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Number of businesses | item											2
Sugar related business one | Argentina | Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					46.00%						46.00%
Sugar related business two | Argentina | Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%						50.00%
Butterball, LLC
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%						50.00%
Investee's intangible assets for trade name					$ 111						$ 111
Investee's intangible assets for goodwill					74						$ 74
Percentage of the Butterball's earnings recorded as income from affiliates in the Consolidated Statements of Comprehensive Income (as a percent)											52.50%
Butterball, LLC | Subordinated loan
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate				$ 100
Maturity period of unsecured subordinated loan provided				7 years
Interest rate on loan provided (as a percent)				15.00%												10.00%
Interest rate on loan provided, portion payable in cash (as a percent)				5.00%
Interest rate on loan provided, portion pay-in-kind (as a percent)				10.00%
Notes receivable from affiliates				$ 89	$ 161			158			$ 161	158
Butterball, LLC | Detachable warrants
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Additional equity interest that can be acquired upon exercise of warrants (as a percent)					5.00%						5.00%
Economic interest (as a percent)					52.50%						52.50%
Notes receivable from affiliates				$ 11
Butterball, LLC | Term loan
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate										$ 13
Interest rate on loan provided (as a percent)					12.00%						12.00%
Notes receivable from affiliates					$ 8			8			$ 8	8
Belarina | Brazil
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investment in business, advances and long-term note receivable								0				0
Gross receivable due from affiliate								$ 17				17
Reserve on receivables from affiliates												9
Belarina | Brazil | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership			50.00%
Voting equity ownership percentage														98.00%
Investment in equity and long-term advances											14	29	5
Investments in and advances to affiliates															$ 63
Income from affiliates											(10)	(60)	(8)
Foreign currency translation adjustment											(4)	$ 5	(1)
Belarina | Brazil | Term loan | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate			$ 13
Flour milling business | Botswana
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership								49.00%				49.00%
Amount invested under equity method												$ 8
Seaboard Triumph Foods | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership																		50.00%
Commitment to contribute to joint venture							$ 150										$ 207
Amount invested under equity method											51	$ 26
Expected contribution in next fiscal year					73						73
Commodity trading business | Georgia
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership								40.00%				40.00%
Amount invested under equity method								$ 13
Oilseed crushing business | Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership								25.00%				25.00%
Amount invested under equity method												$ 10
Commodity trading and flour milling business | Uruguay
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership								45.00%				45.00%
Amount invested under equity method												$ 10
Pork processing facility | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership							50.00%
Expected contribution in next fiscal year					$ 73						$ 73
Pork processing facility | Maximum | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Commitment to contribute to joint venture							$ 150
Daily's | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%						50.00%
Number of processing units | item					3						3
Peruvian affiliate | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate							$ 12
Electricity generating facility | Dominican Republic
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Amount invested under equity method									$ 10
Capacity of power facility (in megawatts) | MW									300
Electricity generating facility | Dominican Republic | Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					29.90%				29.90%		29.90%
Amount invested under equity method									$ 10
Capacity of power facility (in megawatts) | MW					300				300		300
Electricity generating facility | Dominican Republic | Maximum | Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership interest accounted as cost method investment									20.00%
Energy related business one | Dominican Republic | Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					45.00%						45.00%
Energy related business two | Dominican Republic | Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%						50.00%
Disposed of by Sale | Divestiture of a 50% interest in Daily's
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Proceeds from the sale of controlling interest in a subsidiary	74
Gain on sale of controlling interest in subsidiary	66
Decrease (increase) in investments in and advances to affiliates	74
Disposed of by Sale | Pork | Divestiture of a 50% interest in Daily's
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Excess of fair value over book value on sale		33
Fair value of investment	74	74
Additional investment or capital contribution		2
Beginning total investment in affiliate	$ 76	$ 76
Disposed of by Sale | Triumph | Pork | Divestiture of a 50% interest in Daily's
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership interest sold	50.00%	50.00%
Proceeds from the sale of controlling interest in a subsidiary		$ 74
Gain on sale of controlling interest in subsidiary													$ 66
Gain on sale of controlling interest in subsidiary, net of tax (in dollars per share) | $ / shares													$ 34.14